Annual Fund Operating Expenses - MONEY MARKET FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.11%
Other expenses	0.04%
Total annual Fund operating expenses	0.15%
Investor
Operating Expenses:
Management fee	0.11%
Other expenses	0.31%
Total annual Fund operating expenses	0.42%